Salaries and Benefits Payable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Salaries and Benefits Payable (Textual)
Salaries and benefits payable	$ 2,319,120	$ 1,856,456